Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]

Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction- in-progress	Total
Cost of acquisition:
Balance as of January 1, 2017	1,516	2,406	2,820	240	6,982
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Additions	12	165	117	191	485
Transfers	18	75	191	(288)	(4)
Reclassifications (to)/from “held for sale”	(61)	0	0	0	(61)
Disposals	96	97	291	0	484
Exchange rate changes	(3)	(67)	(92)	(4)	(166)
Balance as of December 31, 2017	1,387	2,473	2,743	139	6,743
Changes in the group of consolidated companies	0	141	(2)	0	139
Additions	11	150	155	150	465
Transfers	(8)	(4)	106	(147)	(53)
Reclassifications (to)/from “held for sale”	(478)	(30)	(27)	(2)	(538)
Disposals	134	291	144	0	569
Exchange rate changes	1	164	29	1	195
Balance as of December 31, 2018	778	2,602	2,860	142	6,382
Accumulated depreciation and impairment:
Balance as of January 1, 2017	572	1,720	1,886	0	4,178
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Depreciation	37	211	193	0	441
Impairment losses	15	3	2	0	19
Reversals of impairment losses	0	(1)	0	0	(1)
Transfers	1	17	(22)	0	(4)
Reclassifications (to)/from “held for sale”	(0)	0	0	0	(0)
Disposals	44	90	284	0	418
Exchange rate changes	(1)	(54)	(72)	0	(128)
Balance as of December 31, 2017	579	1,800	1,702	0	4,080
Changes in the group of consolidated companies	(0)	28	(1)	0	27
Depreciation	28	206	197	0	430
Impairment losses	3	3	3	0	9
Reversals of impairment losses	37	0	0	0	37
Transfers	(13)	48	(5)	0	30
Reclassifications (to)/from “held for sale”	(215)	(40)	(22)	0	(277)
Disposals	17	281	128	0	426
Exchange rate changes	1	99	24	0	125
Balance as of December 31, 2018	328	1,862	1,770	0	3,960

Carrying amount:
Balance as of December 31, 2017	809	673	1,041	139	2,663
Balance as of December 31, 2018	450	740	1,090	142	2,421

Impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.

The carrying value of items of property and equipment on which there is a restriction on sale was € 42 million and € 40 million as of December 31, 2018 and December 31, 2017, respectively.

Commitments for the acquisition of property and equipment were € 273 million at year-end 2018 and € 41 million at year-end 2017.